Notes Related To The Consolidated Statement Of Financial Position - Summary of Maturity Dates of Lease Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Jan. 01, 2019
Disclosure Of Leases [Line items]
Lease liabilities	€ 8,868	€ 7,734
Less than one year [member]
Disclosure Of Leases [Line items]
Lease liabilities	773
Later than one year and not later than three years [member]
Disclosure Of Leases [Line items]
Lease liabilities	2,494
Later than three years and not later than five years [member]
Disclosure Of Leases [Line items]
Lease liabilities	1,987
Later than five years [member]
Disclosure Of Leases [Line items]
Lease liabilities	€ 3,614